Expense Example - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example:
1 year	$ 489
3 years	784
5 years	1,099
10 years	1,992
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example:
1 year	688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,059
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131